Allowance for Credit Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 19,822,000	$ 4,886,000	$ 15,791,000
Reduced interest income on non-accrual loans	694,000	340,000	$ 1,119,000
Commercial, financial and agricultural | Domestic | Commercial Loan [Member]
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,189,000	1,901,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Farmland and Commercial Receivable [Member]
Loan loss allowances, financing receivable past due
Non-accrual loans, total	439,000	1,208,000
Commercial, financial and agricultural | Domestic | Commercial Real Estate Multifamily Receivable [Member]
Loan loss allowances, financing receivable past due
Non-accrual loans, total	134,000	165,000
Commercial Real Estate Portfolio Segment [Member] | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	17,496,000	938,000
Real estate - mortgage | Domestic | Residential First Mortgage Financing Receivable [Member]
Loan loss allowances, financing receivable past due
Non-accrual loans, total	526,000	670,000
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 38,000
Consumer | Domestic
Loan loss allowances, financing receivable past due
Non-accrual loans, total		$ 4,000